INVESCO VARIABLE INVESTMENT FUNDS, INC.
                     INVESCO VIF - Industrial Income Fund
                      INVESCO VIF - Health Sciences Fund
                   INVESCO VIF - Small Company Growth Fund
                       INVESCO VIF - Total Return Fund
                        INVESCO VIF - Technology Fund
                        INVESCO VIF - High Yield Fund
                         INVESCO VIF - Utilities Fund
                         INVESCO VIF - Dynamics Fund
                          INVESCO VIF - Growth Fund

                  Supplement to Prospectus dated May 1, 1997

The section of above Funds' prospectus entitled  "Management" is amended to
(1) delete the twenty-seventh paragraph and (2) insert the following new paragraph in its place:

        Out of the advisory fee which it receives from each Fund, INVESCO pays that Fund's sub-adviser a monthly subadvisory fee. No fee is paid by any Fund to its subadviser. The subadvisory fees for the Industrial Income and Total Return Funds are each computed at the following annual rates: prior to January 1, 1998, 0.375% on the first $500 million of each Fund's average net assets, 0.325% on the next $500 million of each Fund's average net assets and 0.275% on each Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.25% on the first $500 million of each Fund's average net assets, 0.2167% on the next $500 million of each Fund's average net assets, and 0.1833% on each Fund's average net assets in excess of $1 billion. The subadvisory fees for the Health Sciences, Small Company Growth, and Technology Funds are each computed at the following annual rates: prior to January 1, 1998, 0.25% on the first $200 million of each Fund's average net assets and 0.20% on each Fund's average net assets in excess of $200 million; and effective January 1, 1998, 0.25% on the first $350 million of each Fund's average net assets, 0.2167% on the next $350 million of each Fund's average net assets, and 0.1833% on each Fund's average net assets in excess of $700 million. The subadvisory fees for the High Yield and Utilities Funds are each computed at the following annual rates: prior to January 1, 1998, 0.300% on the first $500 million of each

     Fund's average net assets, 0.275% on the next $500 million of each Fund's average net assets and 0.225% on each Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.20% on the first $500 million of each Fund's average net assets, 0.1833% on the next $500 million of each Fund's average net assets, and 0.15% on each Fund's average net assets in excess of $1 billion. The subadvisory fee for the Dynamics Fund is computed at the following annual rates: prior to January 1, 1998, 0.25% on the first $200 million of the Fund's average net assets and 0.20% on the Fund's average net assets in excess of $200 million; and effective January 1, 1998, 0.20% on the first $350 million of the Fund's average net assets, 0.1833% on the next $350 million of the Fund's average net assets and 0.1667% on the Fund's average net assets in excess of $700 billion. The subadvisory fee for the Growth Fund is computed at the following annual rates: prior to January 1, 1998, 0.25% of the Fund's average net assets, and effective January 1, 1998, 0.2833% of the Fund's average net assets.


The date of this Supplement is December 31, 1997.

                    INVESCO VARIABLE INVESTMENT FUNDS, INC.
              Supplement to Statement of Additional Information
                              dated May 1, 1997

The Section of the above Company's Statement of Additional Information entitled "Management -- Sub-Advisory Agreement" is amended to (1) delete the fourth paragraph and (2) substitute the following new paragraph in its place:

          The INVESCO Trust Sub-Agreement provides that as compensation for its services, INVESCO Trust shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the applicable Fund's net assets. The sub-advisory fee for the Industrial Income Fund and Total Return Funds are computed at the following annual rates: prior to January 1, 1998, 0.375% on the first $500 million of each Fund's average net assets, 0.325% on the next $500 million of each Fund's average net assets and 0.275% on each Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.25% on the first $500 million of the Fund's average net assets, 0.2166% on the next $500 million of the Fund's average net assets, and 0.1833% on the Fund's average net assets in excess of $1 billion. The sub-advisory fee for the Health Sciences, Small Company Growth and Technology Funds are computed at the following annual rates: prior to January 1, 1998, 0.25% on the first $200 million of each Fund's average net assets and 0.20% on each Fund's average net assets in excess of $200 million; and effective January 1, 1998, 0.25% on the first $200 million of each Fund's average net assets, 0.2167% on the next $500 million of each Fund's average net assets, and 0.1833% on each Fund's average net assets in excess of $700 million. The sub-advisory fee for the High Yield and Utilities Funds are computed at the following annual rates: prior to January 1, 1998, 0.300% on the first $500 million of each Fund's average net assets, 0.275% on the next $500 million of each Fund's average net assets and 0.225% on each Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.20% on the first $500 million of each Fund's average net assets, 0.1833% on the next $500 million of each Fund's average net assets, and 0.15% on each Fund's average net assets in excess of $1 billion. The subadvisory fee for the Dynamics Fund is computed at the following annual rates: prior to January 1, 1998, 0.25% on the first $200 million of the Fund's average net assets and 0.20% on the Fund's average net assets in excess of $200 million; and effective January 1, 1998, 0.20% on the first $350 million of the Fund's average net assets, 0.1833% on the next $350 million of the Fund's average net assets and 0.1677% on the Fund's average net assets in excess of $700 billion.

The date of this supplement is December 31, 1997.